Leases - Operating Lease Payment Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
One year or less	$ 4,658	$ 4,666
After one year to two years	3,850	4,232
After two years to three years	3,283	3,272
After three years to four years	2,296	2,809
After four years to five years	1,149	1,899
Thereafter	2,953	2,742
Total undiscounted cash flows	18,189	19,620
Discount on cash flows	(1,666)	(1,796)
Total lease liability	$ 16,523	$ 17,824